UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Core Opportunities Fund

Portfolio of Investments

February 28, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.2%
Industrials - 20.7%
Aerospace & Defense - 3.2%
Honeywell International, Inc.	29,000	$1,679,390
Raytheon Co.	36,600	1,874,286

		3,553,676

Air Freight & Logistics - 2.6%
United Parcel Service, Inc. - Class B	38,600	2,848,680

Electrical Equipment - 3.8%
AMETEK, Inc.	39,700	1,665,415
Emerson Electric Co.	14,900	888,934
Hubbell, Inc. - Class B	11,600	783,116
Thomas & Betts Corp. (a)	14,300	792,077

		4,129,542

Industrial Conglomerates - 3.5%
General Electric Co.	182,900	3,826,268

Machinery - 7.6%
Actuant Corp. - Class A	58,954	1,668,398
Danaher Corp.	65,700	3,324,420
Dover Corp.	15,700	1,008,725
Joy Global, Inc.	8,360	814,097
Valmont Industries, Inc.	14,200	1,449,536

		8,265,176

		22,623,342

Information Technology - 18.2%
Computers & Peripherals - 5.0%
Apple, Inc. (a)	11,100	3,920,631
Hewlett-Packard Co.	36,100	1,575,043

		5,495,674

Internet Software & Services - 2.8%
Google, Inc. - Class A (a)	4,880	2,993,392

IT Services - 2.1%
Accenture PLC	27,611	1,421,414
VeriFone Systems, Inc. (a)	18,420	837,005

		2,258,419

Semiconductors & Semiconductor Equipment - 1.5%
Avago Technologies Ltd.	26,000	883,740
ON Semiconductor Corp. (a)	67,900	757,085

		1,640,825

Software - 6.8%
Activision Blizzard, Inc. (a)	111,790	1,243,105
MICROS Systems, Inc. (a)	21,200	1,009,968
Microsoft Corp.	99,600	2,647,368
Oracle Corp.	55,800	1,835,820

Company	Shares	U.S. $ Value
TIBCO Software, Inc.(a)	29,400	723,828

		7,460,089

		19,848,399

Health Care - 15.1%
Biotechnology - 8.1%
Amgen, Inc. (a)	69,900	3,587,967
Gilead Sciences, Inc. (a)	80,700	3,145,686
Vertex Pharmaceuticals, Inc. (a)	44,200	2,062,814

		8,796,467

Health Care Providers & Services - 4.4%
AmerisourceBergen Corp. - Class A	29,100	1,103,181
UnitedHealth Group, Inc.	87,030	3,705,737

		4,808,918

Pharmaceuticals - 2.6%
Forest Laboratories, Inc. (a)	31,800	1,030,320
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	37,200	1,863,720

		2,894,040

		16,499,425

Energy - 13.4%
Energy Equipment & Services - 2.4%
Helmerich & Payne, Inc.	28,300	1,839,217
Oceaneering International, Inc. (a)	10,000	836,300

		2,675,517

Oil, Gas & Consumable Fuels - 11.0%
BP PLC (Sponsored ADR)	97,100	4,706,437
Chevron Corp.	30,500	3,164,375
Exxon Mobil Corp.	48,300	4,131,099

		12,001,911

		14,677,428

Consumer Discretionary - 8.4%
Internet & Catalog Retail - 1.4%
Liberty Media Corp. - Interactive (a)	92,472	1,485,100

Media - 3.8%
Comcast Corp. - Class A	123,200	3,173,632
Interpublic Group of Cos., Inc. (The) (a)	72,700	959,640

		4,133,272

Multiline Retail - 0.6%
Kohl’s Corp. (a)	13,200	711,348

Specialty Retail - 0.9%
TJX Cos., Inc.	20,900	1,042,283

Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. - Class B	20,500	1,825,115

		9,197,118

Company	Shares	U.S. $ Value
Financials - 6.0%
Capital Markets - 0.8%
Franklin Resources, Inc.	6,450	810,249

Diversified Financial Services - 1.9%
JPMorgan Chase & Co.	43,900	2,049,691

Insurance - 3.3%
ACE Ltd.	30,400	1,922,800
Axis Capital Holdings Ltd.	47,467	1,724,002

		3,646,802

		6,506,742

Consumer Staples - 5.4%
Tobacco - 5.4%
Lorillard, Inc.	54,030	4,147,883
Philip Morris International, Inc.	27,600	1,732,728

		5,880,611

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.5%
Qwest Communications International, Inc.	245,010	1,670,968

Materials - 1.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	7,300	1,031,344
Valspar Corp.	14,700	558,894

		1,590,238

Total Common Stocks (cost $80,818,348)		98,494,271

SHORT-TERM INVESTMENTS - 7.6%
Investment Companies - 7.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (b) (cost $8,303,511)	8,303,511	8,303,511

Total Investments - 97.8% (cost $89,121,859) (c)		106,797,782
Other assets less liabilities - 2.2%		2,399,985

Net Assets - 100.0%		$109,197,767

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,081,875 and gross unrealized depreciation of investments was $(1,405,952), resulting in net unrealized appreciation of $17,675,923.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Core Opportunities Fund

February 28, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$98,494,271	$—	$—	$98,494,271
Short-Term Investments	8,303,511	—	—	8,303,511

Total Investments in Securities	106,797,782	—	—	106,797,782
Other Financial Instruments*	—	—	—	—

Total	$106,797,782	$—	$—	$106,797,782

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 25, 2011